19. Share-Based Payments (Details)		12 Months Ended
	Apr. 20, 2018 Y	Dec. 31, 2020 USD ($) Y $ / shares	Dec. 31, 2019 USD ($) Y $ / shares
Share-based payments
Fair value at grant date | $		$ 2.38	$ 2.10
Share price at grant date | $ / shares		$ 3.18	$ 1.44
Exercise price | $ / shares		$ 3.18	$ 1.44
Expected volatility		93.00%	82.00%
Expected life | Y	2	5.9	5.9
Expected dividends | $		$ 0.00	$ 0.00
Risk-free interest rate		0.89%	2.09%